UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   October 22, 2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	22

Form 13F Information Table Value Total:	$14965
								(thousands)


List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Biogen Inc.                    COM              090597105      245     4400 SH       SOLE                     4400
Boeing Co.                     COM              097023105      618    18440 SH       SOLE                    18440
CSG Systems Intl. Inc.         COM              126349109     1920    46830 SH       SOLE                    46830
Cigna                          COM              125509109      224     2700 SH       SOLE                     2700
Citigroup                      COM              172967101      377     9300 SH       SOLE                     9300
Colgate Palmolive Co.          COM              194162103      885    15200 SH       SOLE                    15200
Corning, Inc.                  COM              219350105      128    14500 SH       SOLE                    14500
Dynegy, Inc.                   COM              26816Q101      246     7100 SH       SOLE                     7100
Fannie Mae                     COM              313586109     1453    18150 SH       SOLE                    18150
FleetBoston Financial Corporat COM              339030108      845    23001 SH       SOLE                    23001
General Electric Co.           COM              369604103      413    11100 SH       SOLE                    11100
Golden West Financial Corp.    COM              381317106      819    14100 SH       SOLE                    14100
Johnson & Johnson              COM              478160104     1037    18724 SH       SOLE                    18724
Medtronic Inc.                 COM              585055106     1140    26200 SH       SOLE                    26200
Nokia Corp.                    COM              654902204      264    16860 SH       SOLE                    16860
Northrop Grumman Corp.         COM              666807102     1010    10000 SH       SOLE                    10000
Oracle Corp.                   COM              68389X105      321    25550 SH       SOLE                    25550
Pfizer, Inc.                   COM              717081103      630    15700 SH       SOLE                    15700
Schering Plough Corp.          COM              806605101     1039    28000 SH       SOLE                    28000
Sun Microsystems Inc.          COM              866810104      530    64040 SH       SOLE                    64040
Texas Instruments Inc.         COM              882508104      222     8900 SH       SOLE                     8900
Wells Fargo & Co.              COM              949746101      600    13500 SH       SOLE                    13500